UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05987
Morgan Stanley New York Municipal Money Market Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Kevin Klingert
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2011
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley New York Municipal Money Market Trust
Portfolio of Investments ▪ March 31, 2011 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	New York Tax-Exempt Short-Term Variable Rate Municipal Obligations (88.2%)
$5,975	Amherst Development Corporation, Student Housing Facility South Lake Village Ser 2010 B	0.21%	04/07/11	$5,975,000
	Austin Trust,
1,937	New York City Municipal Water Finance Authority Fiscal 2009 Ser CC Custody Receipts Ser 2008-1192	0.31	04/07/11	1,937,000
2,200	New York City Municipal Water Finance Authority Second General Fiscal 2007 Ser DD Custody Receipts Ser 2008-1206	0.31	04/07/11	2,200,000
5,480	New York State Environmental Facilities Corp Ser 2002 B Custody Receipts Ser 2008-3051X	0.31	04/07/11	5,480,000
2,140	J P Morgan Chase & Co, Port Authority of New York & New Jersey Cons Ser 156 PUTTERs Ser 3647	0.25	04/07/11	2,140,000
3,800	Long Island Power Authority, Electric System Ser 2 Subser 2B	0.22	04/01/11	3,800,000
3,855	Metropolitan Transportation Authority, Dedicated Tax Ser 2008 B-3	0.22	04/07/11	3,855,000
	Nassau County Interim Finance Authority,
3,000	Sales Tax Ser 2008 D-1	0.27	04/07/11	3,000,000
5,000	Sales Tax Ser 2008 D-2	0.24	04/07/11	5,000,000
	New York City,
2,150	Fiscal 2004 Subser H-1	0.18	04/01/11	2,150,000
8,800	Fiscal 2006 Subser F-4 A	0.27	04/07/11	8,800,000
1,000	Fiscal 2006 Subser I-4	0.22	04/07/11	1,000,000
1,400	New York City Cultural Resources Trust, Julliard School Ser 2009 A ROCs II-R Ser 11927	0.25	04/07/11	1,400,000
	New York City Housing Development Corporation,
6,500	245 East 124th Street Ser 2008 A	0.21	04/07/11	6,500,000
7,000	Elliott Chelsea Development 2010 Series A	0.23	04/07/11	7,000,000
5,030	James Tower Development 2002 Ser A	0.22	04/07/11	5,030,000
4,500	Multi Family Carnegie Park Ser 1997 A	0.22	04/07/11	4,500,000
	New York City Industrial Development Agency,
1,800	FC Hanson Office Associates LLC Ser 2004	0.23	04/07/11	1,800,000
7,000	United Jewish Appeal Federation Ser 2004 B	0.23	04/07/11	7,000,000
4,700	New York City Municipal Water Finance Authority, Water & Sewer System Fiscal 2008 Ser B-4	0.20	04/07/11	4,700,000
	New York City Transitional Finance Authority,
6,000	Future Tax Fiscal 1999 2nd Ser Subser A-2	0.21	04/07/11	6,000,000
1,000	Future Tax Fiscal 2011 Ser D ROCs II-R Ser 11903	0.25	04/07/11	1,000,000
3,600	Recovery Fiscal 2003 Ser 2 Subser 2C	0.19	04/07/11	3,600,000
1,000	Recovery Fiscal 2003 Ser 3 Subser 3F	0.18	04/01/11	1,000,000
	New York Liberty Development Corporation,
1,500	Recovery Zone 3 World Trade Center Ser 2010 A-1	0.42	01/19/12	1,500,000
4,500	World Trade Center Ser 2009 A-2	0.35	08/04/11	4,500,000
	New York State Dormitory Authority,
4,640	Catholic Health System Ser 2008	0.25	04/07/11	4,640,000
3,200	Columbia University Ser 2003 B	0.16	04/07/11	3,200,000
2,050	Fordham University Ser 2008 A-1	0.21	04/07/11	2,050,000
2,050	Mental Health Services Facilities Ser 2003D-2H	0.23	04/07/11	2,050,000
1,400	New York Law School Ser 2009	0.21	04/07/11	1,400,000
7,010	Pratt Institute Ser 2009 B	0.22	04/07/11	7,010,000
11,065	Rockefeller University Ser 2009 B	0.21	04/07/11	11,065,000
3,495	New York State Environmental Facilities Corporation, Clean Water & Drinking Ser 2008 B PUTTERs Ser 2900	0.25	04/07/11	3,495,000
	New York State Housing Finance Agency,
6,125	80 DeKalb Avenue 2009 Ser A	0.23	04/07/11	6,125,000
4,220	80 DeKalb Avenue 2009 Ser B	0.23	04/07/11	4,220,000
9,025	New York State Local Government Assistance Corporation, Ser 1995 E	0.26	04/07/11	9,025,000
2,000	New York State Power Authority, Ser 1985	0.32	09/01/11	2,000,000

Morgan Stanley New York Municipal Money Market Trust
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	New York State Urban Development Corporation,
$2,540	Personal Income Tax Ser 2009 A1 ROCs II-R Ser 11709	0.25%	04/07/11	$2,540,000
7,420	Personal Income Tax Ser B PUTTERs Ser 2887	0.25	04/07/11	7,420,000
3,675	Service Contract Ser 2008-A-1	0.21	04/07/11	3,675,000
9,550	Suffolk County Water Authority, Ser 2008 BANs	0.19	04/07/11	9,550,000
	Triborough Bridge & Tunnel Authority,
3,830	Ser 2001 A Municipal Securities Trust Receipts Ser 2008 SGC-54 Class A	0.25	04/07/11	3,830,000
7,955	Sub Ser 2001 B	0.20	04/07/11	7,955,000

	Total New York Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $192,117,000)			192,117,000

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE

	New York Tax-Exempt Commercial Paper (8.6%)
	Long Island Power Authority,
4,000	Electric System Ser 2008 CP-3	0.27%	05/04/11	0.27%	4,000,000
3,200	Electric System Ser 2008 CP-3	0.27	05/05/11	0.27	3,200,000
	Metropolitan Transportation Authority,
2,500	Ser CP-2 Sub Ser B	0.30	05/04/11	0.30	2,500,000
4,000	Ser CP-2 Sub Ser C	0.30	05/05/11	0.30	4,000,000
5,000	New York State Power Authority, Ser 1	0.32	05/04/11	0.32	5,000,000

	Total New York Tax-Exempt Commercial Paper (Cost $18,700,000)				18,700,000

	New York Tax-Exempt Short-Term Municipal Notes and Bonds (3.2%)
4,500	New York State Thruway Authority, Ser 2009 BANs, dtd 07/21/09	4.00	07/15/11	0.35	4,547,215
2,415	Tompkins County, Ser 2010 BANs, dtd 12/15/10	1.50	12/15/11	0.49	2,432,156

	Total New York Tax-Exempt Short-Term Municipal Notes and Bonds (Cost $6,979,371)				6,979,371

		COUPON	DEMAND
		RATE (a)	DATE (b)

	New York Closed-End Investment Company (0.9%)
2,000	Nuveen New York Quality Income Municipal Fund Inc, VRDP Ser 1-1617 (AMT) (Cost $2,000,000)	0.50%	04/07/11	2,000,000

	Total Investments (Cost $219,796,371) (c)		100.9%	219,796,371
	Liabilities in Excess of Other Assets		(0.9)	(2,043,158)

	Net Assets		100.0%	$217,753,213

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at March 31, 2011.
(b)	Date on which the principal amount can be recovered through demand.
(c)	Cost is the same for federal income tax purposes.

Morgan Stanley New York Municipal Money Market Trust
Notes to Portfolio of Investments ▪ March 31, 2011 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Short-Term Investments:
New York Tax-Exempt Short-Term Variable Rate Municipal Obligations	$192,117,000	—	$192,117,000	—
New York Tax-Exempt Commercial Paper	18,700,000	—	18,700,000	—
New York Tax-Exempt Short-Term Municipal Notes and Bonds	6,979,371	—	6,979,371	—
New York Closed-End Investment Company	2,000,000	—	2,000,000	—

Total	$219,796,371	—	$219,796,371	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2011, the Fund did not have any investments transfer between valuation levels.
Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley New York Municipal Money Market Trust

/s/ Kevin Klingert Kevin Klingert
Principal Executive Officer
May 24, 2011
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert Kevin Klingert
Principal Executive Officer
May 24, 2011

/s/ Francis Smith Francis Smith
Principal Financial Officer
May 24, 2011